Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets [Abstract]
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	10,000	26,230	25,995
Redeemable convertible preferred stock, shares issued	0	26,230	25,741
Redeemable convertible preferred stock, shares outstanding	0	26,230	25,741
Redeemable convertible preferred stock, liquidation preference	$ 0	$ 64,361	$ 60,560
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000	60,000	45,000
Common stock, shares issued	47,122	11,432	11,209
Common stock, shares outstanding	47,122	10,944	11,209